Loans Receivable and Allowance for Loan Losses - Information with Respect to Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 3,692	$ 3,658
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	3,508	3,412
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 184	186
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans		$ 60